SIGNIFICANT ACCOUNTING POLICIES - Schedule of Other Intangible Assets Estimated Useful Lives (Details)	Dec. 31, 2024
Core technology | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Core technology | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	8 years
Customer relationships | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	1 year
Customer relationships | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	9 years
Trademarks | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	1 year
Trademarks | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	12 years
Customer backlog | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years